Financial instruments (Details 2) - USD ($) $ in Thousands	Aug. 31, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 1,011	$ 2,273
Canada [Member]
IfrsStatementLineItems [Line Items]
Financial assets	(50)	(62)
Financial liabilities	89	89
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Financial assets	(832)	(554)
Financial liabilities	$ 3,056	$ 2,310